Dividends	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Dividends [Abstract]
DIVIDENDS

11. DIVIDENDS

Dividends payable represent a dividend declared by the Company’s HK subsidiary, Aspire Science, in the year ended June 30, 2020, which was payable to Aspire Science’s then sole stockholder, who is the Company’s chief executive officer. The dividend was declared prior to the transfer of the equity interest in Aspire Science to Aspire Holdings, which subsequently transferred the equity interest to Ispire International. Set forth below is the information relating to the dividend payable at June 30, 2022 and March 31, 2023.

Dividend Payable
As of June 30, 2022	$3,362,639
Dividends declared	-
Dividends paid	(3,362,639)
As of March 31, 2023	$-

11. DIVIDENDS PAYABLE

Dividends payable represent a dividend declared by the Company’s HK subsidiary, Aspire Science, in the year ended June 30, 2020, which is payable to Aspire Science’s then sole stockholder, who is the Company’s chief executive officer. The dividend was declared prior to the transfer of the equity interest in Aspire Science to Aspire Holdings, which subsequently transferred the equity interest to Ispire International. Set forth below is the information relating to the dividend at June 30, 2021 and 2022.

	As of June 30,
	2021	2022
At the beginning of the year	$3,832,272	$3,832,272
Dividends declared	-	-
Dividends paid	-	(469,633)
At the end of the year	$3,832,272	$3,362,639